S-K 1603(a) SPAC Sponsor	May 14, 2026 USD ($) $ / shares shares
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Yorkville International Capital Sponsor, LLC
SPAC Sponsor Form of Organization	Limited Liability Company
Experience and Involvement in Other SPACs [Text Block]

Our Chief Executive Officer, Kevin McGurn, and the members of our management team have extensive experience with blank check companies and have served as executive officers and directors in five prior SPACs.

Yorkville Acquisition Corp.: Yorkville Acquisition Corp. (“Yorkville I”) is a Cayman Islands exempted blank check company formed to effect a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. Yorkville I completed its $150 million initial public offering in June 2025. On August 26, 2025, Yorkville I announced that it had executed a business combination agreement, dated as of August 25, 2025, with Foris Holdings KY Limited, a Cayman Islands exempted company known commercially as Crypto.com, Crypto.com Strategy Holdings, a Cayman Islands exempted company and Trump Media & Technology Group Corp., a Florida corporation. Subject to the completion of the SEC’s review and the fulfillment of customary closing conditions, including the approval of Yorkville I’s shareholders, the company will be renamed Trump Media Group CRO Strategy, Inc. Yorkville I’s units, Class A ordinary shares and warrants are listed on the Nasdaq Global Market under the ticker symbols “MCGAU,” “MCGA” and “MCGAW,” respectively. As of May 12, 2026, Yorkville I’s Class A ordinary shares closed at $10.19 per share. There is no assurance that the Yorkville I business combination will be consummated.

New America Acquisition I Corp.: New America Acquisition I Corp (“New America I”) is a Florida blank check company formed for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. New America I completed its $345 million initial public offering in December 2025, consisting of 34,500,000 units sold at $10.00 per unit, including the full exercise of the underwriters’ over-allotment option. New America I’s units, Class A common stock and warrants are listed on the New York Stock Exchange under the ticker symbols “NWAXU,” “NWAX” and “NWAXW,” respectively. New America I is currently seeking a target company with which to complete an initial business combination. As of May 12, 2026, New America’s Class A ordinary shares closed at $10.08 per share.

Texas Ventures Acquisition III Corp.: Texas Ventures Acquisition III Corp. (“Texas Ventures III”) is a Cayman Islands exempted blank check company formed to effect a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. Texas Ventures III completed its $225 million initial public offering in April 2025, consisting of 22,500,000 units sold at $10.00 per unit, including 2,500,000 units issued pursuant to the partial exercise of the underwriters’ over- allotment option. In September 2025, Yorkville Acquisition Sponsor II, LLC purchased founder shares and private placement warrants from the company’s prior sponsor and became the company’s sponsor, with a new board and management team appointed in connection with the transaction. Texas Ventures III’s units, Class A ordinary shares and warrants are listed on the Nasdaq Global Market under the ticker symbols “TVACU,” “TVA” and “TVACW,” respectively. Texas Ventures III is currently seeking a target company with which to complete an initial business combination. As of May 12, 2026, Texas Ventures III’s Class A ordinary shares closed at $10.49 per share.

Blue Water Acquisition Corp. III: Blue Water Acquisition Corp. III (“Blue Water III”) is a Cayman Islands exempted blank check company formed for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. Blue Water III completed its $253 million initial public offering in June 2025, consisting of 25,300,000 units sold at $10.00 per unit, including 3,300,000 units issued pursuant to the full exercise of the underwriters’ over-allotment option. In November 2025, Yorkville BW Acquisition Sponsor, LLC purchased founder shares and private placement units from the prior sponsor and became the company’s sponsor. Blue Water III’s units, Class A ordinary shares and warrants are listed on the Nasdaq Global Market under the ticker symbols “BLUWU,” “BLUW” and “BLUWW,”

respectively. Blue Water III is currently seeking a target company with which to complete an initial business combination. As of May 12, 2026, Blue Water III’s Class A ordinary shares closed at $10.26 per share.

D. Boral Acquisition I Corp.: D. Boral Acquisition I Corp. (“D. Boral I”) is a British Virgin Islands blank check company formed for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. The company completed its $287.5 million initial public offering on February 12, 2026, consisting of 28,750,000 units sold at $10.00 per unit, including 3,750,000 units issued pursuant to the full exercise of the underwriters’ over-allotment option. D. Boral I’s units, Class A ordinary shares and warrants are listed on the Nasdaq Global Market under the ticker symbols “DBCAU,” “DBCA” and “DBCAW,” respectively. D. Boral I is currently seeking a target company with which to complete an initial business combination. As of May 12, 2026, D. Boral I’s Class A ordinary shares closed at $9.91 per share.

Past performance of our management team is not a guarantee either (i) of success with respect to any business combination we may consummate, or (ii) that we will be able to identify a suitable candidate for our initial business combination. You should not rely on the historical performance record of our management as indicative of our future performance. In addition, for a list of our executive officers and entities for which a conflict of interest may or does exist between such officers and the company, as well as the priority and preference that such entity has with respect to performance of obligations and presentation of business opportunities to us, please refer to the table and subsequent explanatory paragraph under “Management — Conflicts of Interest.”

Our officers and directors may become officers or directors of any other blank check company prior to completion of our initial business combination. As a result, our officers or directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved.

Material Roles and Responsibilities [Text Block]

We intend to focus on businesses that can benefit from access to long-duration growth capital to support expansion initiatives, infrastructure development, equipment upgrades, industrial modernization, digital transformation and operational efficiencies. We believe many businesses across Latin America, including in Venezuela, are entering a period where substantial capital investment and modernization will be required to address years of underinvestment and to capitalize on improving macroeconomic and commercial conditions.

We believe our management team’s experience sourcing, structuring and executing complex transactions involving emerging market issuers, cross-border capital formation and public market financing will make us an attractive partner to potential target businesses and positions us well to identify and consummate an initial business combination. In particular, we believe our network of relationships with entrepreneurs, operators, advisors, family-owned businesses, institutional investors and strategic counterparties throughout Latin America provides us with differentiated sourcing capabilities and access to proprietary transaction opportunities. Our team has broad sector knowledge through their collective involvement across a variety of industries, as well as extensive private equity and global capital markets experience, with local and cross-border capabilities allowing access to different sectors of the capital markets.

We intend to focus our search primarily on companies with experienced management teams, strong competitive positioning and identifiable pathways for revenue growth and margin expansion. We are particularly interested in businesses operating in sectors where access to capital and public market visibility may accelerate growth, enhance credibility with customers and counterparties and support long-term strategic objectives.

SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Transfer of SPAC Ownership [Text Block]

Our sponsor is a limited liability company of which Mark Angelo, our Chairman of the Board, is the sole managing member. Mr. Angelo holds voting and investment discretion with respect to the ordinary shares held of record by the sponsor, and all our officers and directors own individual economic interests in our sponsor. However, this may change as there is no contractual restriction on the sponsor or Mr. Angelo’s ability to share, sell or otherwise dispose of part or all of the interests in our sponsor or held by our sponsor. As a result, there is a risk that our sponsor (or Mr. Angelo) may divest its (or his or our officers’ and directors’) ownership or economic interests in us or in the sponsor before a business combination target is identified, which would likely result in the Company’s loss of certain key personnel or advisors, including Mr. Angelo. Additionally, there can be no assurance that any replacement sponsor, key personnel or advisors will successfully identify a business combination target for us, or, even if one is so identified, successfully complete such business combination.

Kevin Mcgurn [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Kevin McGurn has served as our Chief Executive Officer since March 31, 2026, and as a director of the Company since inception. Mr. McGurn also serves as Interim Chief Executive Officer of Trump Media & Technology Group Corp., a position he assumed on April 21, 2026, after serving as a strategic advisor to the company since December 2024. Mr. McGurn brings extensive executive leadership and board experience across the media and technology sectors. Mr. McGurn has served as a director of D. Boral Acquisition I Corp. since February 2026, as Chief Executive Officer and a director of Blue Water Acquisition Corp. III since November 2025, as Chief Executive Officer and a director of New America Acquisition I Corp. since July 2025 and as Chief Executive Officer and a director of Sono Group N.V. since September 2025. Mr. McGurn previously served as Chief Executive Officer of Texas Ventures Acquisition III Corp. beginning in September 2025 and as Chief Executive Officer of Yorkville Acquisition Corp. beginning in March 2025, until his resignation from both positions on April 22, 2026. Earlier, Mr. McGurn held prominent leadership positions in digital media and advertising. Mr. McGurn served as Vice President of Advertising Solutions at T-Mobile from October 2023 to November 2024, where he led initiatives across digital and programmatic advertising platforms. Prior to that, he was President at Vevo LLC from 2017 to 2023, a global music video platform jointly owned by Universal Music Group and Sony Music Entertainment, where he was responsible for monetization, sales strategy and global partnerships. Earlier in his career, from 2007 to 2013, Mr. McGurn served as Senior Vice President of Advertising Sales at Hulu. In addition, Mr. McGurn has held an independent board role at Zype, Inc, a video infrastructure platform that was acquired by Backlight, a portfolio company of PSG Equity. Mr. McGurn is also a limited partner and strategic entrepreneurial advisor to Revel Partners, a venture capital firm focused on B2B SaaS and media innovation and Alpine Meridian, a venture capital fund with investments across digital media and consumer technology. Mr. McGurn graduated from Ohio Wesleyan University in 1998 with a B.A. in History and was a two-time NCAA all-America pick in the sport of lacrosse.

Troy Rillo [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Troy Rillo has served as our Chief Financial Officer since March 31, 2026. Mr. Rillo is a partner at Yorkville Advisors Global, LP, an affiliated SEC-registered investment adviser, a firm at which he has worked since 2004. Mr. Rillo has served as Co-Chief Executive Officer, President and Member of Board of Managers of Yorkville Securities LLC, an SEC registered broker-dealer and member of FINRA, since February 2024 and Chief Executive Officer, President and member of the Board of Managers of Yorkville America, LLC and its subsidiaries, Yorkville America Digital, LLC and Yorkville America Equities, LLC, an affiliated SEC-

registered investment adviser focused on branded investment products, including separately managed accounts and exchange-traded funds, since April 2025. In addition, he has served as Manager of Timios Acquisition 2 LLC and as a director of Timios Inc. since June 2023. Mr. Rillo has served as Chief Executive Officer since April 22, 2026 and Chief Financial Officer since September 2025 of Texas Ventures Acquisitions III Corp. He has also served as Chief Executive Officer since April 22, 2026 and Chief Financial Officer since August 2025 of Yorkville Acquisition Corp. In addition, Mr. Rillo has served as Chief Financial Officer of Blue Water Acquisition Corp. III since November 2025. Prior to joining Yorkville Advisors in 2004, from 1997 to 2004, Mr. Rillo was a corporate and securities partner at the law firm of K&L Gates LLP (“K&L”), a leading international law firm. Mr. Rillo also worked in corporate finance at Motorola, Inc., where his responsibilities included evaluating new products, strategic plans, capital budgets and acquisitions. Mr. Rillo earned both his J.D. and B.S. in Finance from the University of Florida, magna cum laude. He was a member of the Florida Law Review and is a member of the Order of the Coif. He is admitted to practice law in New Jersey and Florida.

Troy Rillo [Member] | Common Shares [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	1,500,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 244.57
Mark Angelo [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Mark Angelo serves as our Chairman of the board of directors. Additionally, Mr. Angelo has served as President and partner of Yorkville Advisors, a family of hedge funds (“Yorkville Advisors”), since he founded the firm in 2001. Since the inception of Yorkville Advisors, Mr. Angelo has guided the firm in executing cumulative financial transactions of approximately $7 billion in more than 730 companies. As portfolio manager, Mr. Angelo is responsible for overseeing many aspects of the day-to-day operations, including deal structuring, investment decisions, and business development. Prior to founding Yorkville Advisors, Mr. Angelo held senior roles at the May Davis Group and with the Boston Group. Mr. Angelo has served as Chairman of the board of directors of Yorkville Acquisition Corp. since March 2025, Texas Ventures Acquisition III Corp, since September 2025 and Blue Water Acquisition Corp. III since November 2025. Mr. Angelo earned a Bachelor of Arts in Economics from Rutgers University.

Mark Angelo [Member] | Common Shares [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	1,500,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 244.57
Owen A May [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Owen A. May will serve as an independent director immediately upon the commencement of trading of our securities on Nasdaq. Since 2005, Mr. May has been the CEO and Founder of MD Global Partners LLC (“MD Global Partners”), an investment bank and advisory practice specializing in capital raising, corporate restructuring and M&A advisory for small-cap and middle-market companies. Owen has structured and closed numerous deals across the U.S., Europe, Israel and China, with expertise spanning reverse mergers, business turnarounds, initial public offerings and cross-border transactions. His strong relationships with institutional investors, private equity firms and corporate clients have driven significant revenue growth and high-value transactions for the firm. In addition to his role at MD Global Partners, Owen has served as a director of Curbd Inc. since October 2022, Sono Group N.V. since November 2024, Yorkville Acquisition Corp since August 2025 and the New York Society for the Prevention of Cruelty to Children. Previously, Mr. May served as a director of Curzon Energy Plc from September 2016 to May 2024 and as Chair and a director of Ten North Group, LLC. He also sits on the advisory board of Syredix Bio and is an Emeritus member of the Board of Visitors at the Fuqua School of Business, Duke University and a member of the President’s Council at the University of Miami. Owen holds an MBA from Duke University’s Fuqua School of Business and a bachelor’s degree in biology from the University of Miami, blending scientific knowledge with business acumen. He is FINRA licensed with Series 24, Series 7, Series 63 and Series 79 credentials. We believe Mr. May is qualified to serve on our board of directors due to his extensive operational and management experience in investment and finance-related organizations.

Mark Hiltwein [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Mark Hiltwein will serve as an independent director immediately upon the commencement of trading of our securities on Nasdaq. Mr. Hiltwein is a seasoned finance and operations executive with more than three decades of experience across printing, logistics, and business services. He presently serves as Chief Financial Officer of Cenveo, Inc., a world leader in the management and distribution of custom print, packaging, labels and envelopes, a position he has held since rejoining the company in March 2018. Mr. Hiltwein previously held several senior leadership roles at Cenveo, including Chief Financial Officer from July 2007 to June 2009, President of Field Sales and Manufacturing from June 2009 to December 2009, Chief Financial Officer again from December 2009 to August 2012, and President, Envelope Group from August 2012 through September 2014. Since November 2025, Mr. Hiltwein has served as a director of Blue Water Acquisition Corp. III. From May 2015 to March 2018, Mr. Hiltwein served as Chief Financial Officer of Rand Logistics. From July 2005 to July 2007, Mr. Hiltwein was President of Smartshipper.com, an online third-party logistics company. Earlier in his career, from February 2002 through July 2005, Mr. Hiltwein was Executive Vice President and Chief Financial Officer of Moore Wallace Incorporated, a $3.5 billion printing company. Prior to that, he served as Senior Vice President and Controller of Moore Wallace from December 2000 to February 2002. Mr. Hiltwein served in a number of financial positions from 1992 through 2000 with L.P. Thebault Company, a commercial printing company. From 1997 through 2000 he served as L.P. Thebault Company’s Chief Financial Officer. Mr. Hiltwein began his career at Mortenson and Associates, a regional public accounting firm, where he held various positions in the audit department. A Certified Public Accountant, Mr. Hiltwein holds a bachelor’s degree in accounting from Kean University. We believe that Mr. Hiltwein is qualified to serve on our board of directors due to his extensive business experience cited above.

Jean Paul Colaco [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Jean-Paul Colaco will serve as an independent director immediately upon the commencement of trading of our securities on Nasdaq. Since October 2020, Mr. Colaco has been Head of Advertising Sales at WarnerMedia. Since February 2018, he has also served as President, Revenue and Media at Fresno Unlimited. From October 2007 to October 2013, Mr. Colaco joined Hulu as Senior Vice President of Advertising where he was responsible for all advertising sales and operations as well as innovating on advertising products and services. Before joining Hulu, JP spent over 12 years at the Walt Disney Company, where he last served as Senior Vice President, Business Development, reporting directly to CEO Bob Iger. Previously, from 1998 to 2006 he was President and General Manager of Radio Disney worldwide, a music intensive radio network for kids and families. Mr. Colaco’s earlier experience also includes McKinsey and Co., where he served as a consultant focused on strategic planning for entertainment and high technology companies. Mr. Colaco earned his Bachelor of Arts degree in economics and honors Bachelor of Arts degree in business administration from the University of Western Ontario in Canada and received his M.B.A. from Harvard Business School. We believe Mr. Colaco is qualified to serve on our board of directors due to his extensive operational and management experience in technology and media related organizations.

Yorkville International Capital Sponsor, LLC [Member]
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement	Services in connection with identifying, investigating and completing an initial business combination
Yorkville International Capital Sponsor, LLC [Member] | Common Shares [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	15,033,333
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Yorkville International Capital Sponsor, LLC [Member] | Warrants [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	6,000,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 6,000,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1